UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6453

Fidelity Court Street Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New Jersey Municipal Money Market Fund

February 29, 2016

NJS-QTLY-0416
1.814343.111

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 56.3%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.45% 3/7/16, VRDN (a)(b)	$1,400,000	$1,400,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.02% 3/7/16, LOC Bayerische Landesbank, VRDN (a)	2,500,000	2,500,000
		3,900,000
Arkansas - 0.3%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.07% 3/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	6,300,000	6,300,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 0.1% 3/1/16, VRDN (a)(b)	2,550,000	2,550,000
Series 1994, 0.1% 3/1/16, VRDN (a)(b)	1,200,000	1,200,000
		3,750,000
Delaware, New Jersey - 1.1%
Delaware River & Bay Auth. Rev. Series 2008, 0.01% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	25,700,000	25,700,000
Georgia - 0.5%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.23% 3/7/16, VRDN (a)	7,500,000	7,500,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.19% 3/1/16, VRDN (a)	1,700,000	1,700,000
Second Series 1995, 0.18% 3/1/16, VRDN (a)	900,000	900,000
Series 2012, 0.19% 3/1/16, VRDN (a)(b)	1,000,000	1,000,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.25% 3/7/16, VRDN (a)	300,000	300,000
		11,400,000
Iowa - 1.0%
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.01% 3/7/16, VRDN (a)	16,150,000	16,150,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.05% 3/7/16, VRDN (a)(b)	8,000,000	8,000,000
		24,150,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.43% 3/7/16, VRDN (a)	1,000,000	1,000,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.45% 3/7/16, VRDN (a)(b)	1,400,000	1,400,000
New Jersey - 33.6%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	21,000,000	21,000,000
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) Series 2006, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	3,900,000	3,900,000
Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.02% 3/7/16, LOC Freddie Mac, VRDN (a)	4,000,000	4,000,000
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 0.01% 3/1/16, VRDN (a)	8,050,000	8,050,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.01% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	25,500,000	25,500,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.01% 3/7/16, LOC Citibank NA, VRDN (a)	19,600,000	19,600,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 0.02% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	24,900,000	24,900,000
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Exxon Mobil Corp. Proj.) Series 1989, 0.01% 3/1/16, VRDN (a)	2,450,000	2,450,000
New Jersey Econ. Dev. Auth. Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.01% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	9,680,000	9,680,000
(Bayshore Health Ctr. Proj.) Series 1998 A, 0.02% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	9,870,000	9,870,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.01% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	18,800,000	18,800,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC Proj.) Series 2003 A, 0.01% 3/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	62,500,000	62,500,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 0.05% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,000,000	10,000,000
Series 2006 A, 0.05% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,465,000	5,465,000
New Jersey Edl. Facilities Auth. Rev.:
(Seton Hall Univ. Proj.) Series 2008 D, 0.01% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	25,650,000	25,650,000
Participating VRDN:
Series 15 XF0099, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,335,000	4,335,000
Series 15 XF0149, 0.01% 3/7/16 (Liquidity Facility Bank of America NA) (a)(c)	2,670,000	2,670,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 4729, 0.01% 3/7/16 (Liquidity Facility Bank of America NA) (a)(c)	2,015,000	2,015,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.01% 3/7/16, LOC Bank of America NA, VRDN (a)	46,080,000	46,080,000
Series 2008 C, 0.01% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	22,375,000	22,375,000
(Barnabas Health Proj.) Series 2011 B, 0.01% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	34,910,000	34,910,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.01% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	12,750,000	12,750,000
Series 2006 A4, 0.01% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	4,690,000	4,690,000
Series 2006 A5, 0.01% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	1,575,000	1,575,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.02% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	9,200,000	9,200,000
(Robert Wood Johnson Univ. Hosp. Proj.):
Series 2003 A3, 0.01% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	5,100,000	5,100,000
Series 2004, 0.01% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	7,315,000	7,315,000
(South Jersey Hosp. Proj.) Series 2004 A4, 0.01% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	900,000	900,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.01% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	3,500,000	3,500,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.01% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	28,555,000	28,555,000
(Virtua Health Proj.):
Series 2003 A7, 0.02% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	2,300,000	2,300,000
Series 2004, 0.02% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	31,860,000	31,860,000
Series 2009 B, 0.01% 3/1/16, LOC JPMorgan Chase Bank, VRDN (a)	30,750,000	30,750,000
Series 2009 C, 0.01% 3/1/16, LOC JPMorgan Chase Bank, VRDN (a)	27,635,000	27,635,000
Series 2009 D, 0.01% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	18,700,000	18,700,000
Series 2009 E, 0.01% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	5,500,000	5,500,000
Series 2006 A6, 0.02% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	1,880,000	1,880,000
Series 2013 B, 0.01% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	30,260,000	30,260,000
Series 2014 B, 0.01% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	7,000,000	6,999,976
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2006 A, 0.03% 3/7/16, LOC Bank of America NA, VRDN (a)(b)	3,900,000	3,900,000
Series 2008 B, 0.01% 3/7/16, LOC Bank of America NA, VRDN (a)	36,270,000	36,270,000
Series 2008 F, 0.02% 3/7/16, LOC Bank of America NA, VRDN (a)(b)	52,845,000	52,845,000
Series 2013 5, 0.01% 3/7/16, LOC Citibank NA, VRDN (a)(b)	29,570,000	29,570,000
Series 2015 F, 0.02% 3/7/16, LOC Bank of America NA, VRDN (a)(b)	2,505,000	2,505,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.13% 3/7/16, VRDN (a)	1,300,000	1,300,000
Series 2012 A, 0.22% 3/7/16, VRDN (a)(b)	10,700,000	10,700,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev. (Exxon Mobil Proj.) Series 1994, 0.01% 3/1/16, VRDN (a)	5,575,000	5,575,000
Union County Utils. Resources Auth. Participating VRDN Series RBC O 7, 0.03% 3/7/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	13,140,000	13,140,000
Vineland Gen. Oblig. 0.05% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	21,155,000	21,155,000
		770,179,976
Pennsylvania, New Jersey - 10.3%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.01% 3/7/16, LOC Bank of America NA, VRDN (a)	43,745,000	43,745,000
Series 2008 B, 0.01% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	47,660,000	47,660,000
Series 2010 A, 0.01% 3/7/16, LOC Royal Bank of Canada, VRDN (a)	40,735,000	40,735,000
Series 2010 B, 0.01% 3/7/16, LOC Barclays Bank PLC, VRDN (a)	95,100,000	95,100,001
Series 2010 C, 0.01% 3/7/16, LOC Bank of New York, New York, VRDN (a)	9,310,000	9,310,000
		236,550,001
New York - 0.2%
New York Hsg. Fin. Agcy. Rev. (101 West End Hsg. Proj.) Series 1998 A, 0.01% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	4,600,000	4,600,000
New York And New Jersey - 7.7%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series 15 ZF0203, 0.04% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,675,000	1,675,000
Series BC 11 17B, 0.02% 3/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,610,000	7,610,000
Series EGL 06 107 Class A, 0.04% 3/7/16 (Liquidity Facility Citibank NA) (a)(b)(c)	33,200,000	33,200,000
Series MS 3321, 0.01% 3/7/16 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	4,170,000	4,170,000
Series Putters 1546, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,825,000	13,825,000
Series Putters 2945, 0.04% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,670,000	1,670,000
Series Putters 3162, 0.04% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	22,605,000	22,605,000
Series Putters 3172, 0.04% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	13,505,000	13,505,000
Series Putters 4001 Z, 0.04% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,155,000	7,155,000
Series Putters 4129, 0.04% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,170,000	6,170,000
Series RBC O 19, 0.03% 3/7/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,470,000	3,470,000
Series ROC 14086, 0.04% 3/7/16 (Liquidity Facility Citibank NA) (a)(b)(c)	2,160,000	2,160,000
Series ROC II R 14077, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,585,000	2,585,000
Series ROC II R 664, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	4,885,000	4,885,000
Series TD 0013, 0.03% 3/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,375,000	2,375,000
Series 1991 1, 0.09% 3/30/16, VRDN (a)(b)(e)	8,800,000	8,800,000
Series 1991 3, 0.09% 3/30/16, VRDN (a)(b)(e)	9,800,000	9,800,000
Series 1992 1, 0.06% 3/30/16, VRDN (a)(e)	6,800,000	6,800,000
Series 1995 3, 0.09% 3/30/16, VRDN (a)(b)(e)	9,400,000	9,400,000
Series 1995 4, 0.09% 3/30/16, VRDN (a)(b)(e)	10,500,000	10,500,000
Series 1997 1, 0.06% 3/30/16, VRDN (a)(e)	1,500,000	1,500,000
Series 1997 2, 0.06% 3/30/16, VRDN (a)(e)	2,000,000	2,000,000
		175,860,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.05% 3/7/16, LOC Cr. Industriel et Commercial, VRDN (a)	2,600,000	2,600,000
South Carolina - 0.0%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.01% 3/1/16, VRDN (a)	1,000,000	1,000,000
Tennessee - 0.3%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.06% 3/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	5,000,000	5,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.02% 3/1/16, LOC Bank of America NA, VRDN (a)	1,220,000	1,220,000
		6,220,000
Texas - 0.6%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.03% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,100,000	1,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.17% 3/1/16, VRDN (a)	1,700,000	1,700,000
Series 2004, 0.23% 3/7/16, VRDN (a)(b)	800,000	800,000
Series 2009 C, 0.17% 3/1/16, VRDN (a)	3,400,000	3,400,000
Series 2010 C, 0.17% 3/1/16, VRDN (a)	5,800,000	5,800,000
		12,800,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.19% 3/7/16, VRDN (a)(b)	1,650,000	1,650,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,289,059,977)		1,289,059,977

Other Municipal Debt - 33.1%
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.07%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada) (a)	8,740,000	8,740,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 3/15/16, CP mode	900,000	900,000
Massachusetts - 0.3%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.45% tender 3/11/16 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	2,000,000	2,000,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992:
0.4% tender 3/10/16, CP mode	1,550,000	1,550,000
0.4% tender 4/8/16, CP mode	2,000,000	2,000,000
(New England Pwr. Co.Proj.) Series 1993 B, 0.48% tender 3/21/16, CP mode	900,000	900,000
		6,450,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.45% tender 3/10/16, CP mode (b)	790,000	790,000
Series 1990 A1:
0.5% tender 3/22/16, CP mode (b)	2,000,000	2,000,000
0.5% tender 3/24/16, CP mode (b)	600,000	600,000
Series 1990 B, 0.48% tender 3/10/16, CP mode	1,400,000	1,400,000
		4,790,000
New Jersey - 23.6%
Avalon Borough Gen. Oblig. BAN 2% 2/22/17	17,100,000	17,335,983
Bergen County Gen. Oblig. BAN 2% 12/15/16	23,000,000	23,267,337
Borough of Woodland Park BAN 1.5% 6/3/16	6,789,027	6,806,717
Chester Township Gen. Oblig. BAN 2% 2/17/17	3,978,500	4,030,713
Clark Township Gen. Oblig. BAN 1.25% 3/18/16	9,438,000	9,442,281
Denville Township BAN 2% 10/12/16	7,200,000	7,269,150
East Hanover Township BAN:
2% 8/19/16	7,503,950	7,555,207
2% 8/19/16	2,101,500	2,113,821
Edgewater Gen. Oblig. BAN Series 2015, 2% 7/22/16	13,438,000	13,523,236
Essex County Gen. Oblig. Bonds:
2% 9/1/16	1,610,000	1,623,305
2% 9/1/16	1,400,000	1,411,570
Hoboken Gen. Oblig. BAN Series 2015 A:
1.5% 3/16/16	45,372,943	45,398,004
1.5% 3/16/16	2,440,000	2,441,256
Hudson County Gen. Oblig. BAN Series 2015, 2% 12/16/16	23,000,000	23,249,759
Jefferson Township Gen. Oblig. BAN 2% 6/24/16	6,485,997	6,517,850
Mercer County Gen. Oblig. BAN 2% 9/1/16	23,300,000	23,481,365
Middlesex County Gen. Oblig. BAN 1.25% 6/3/16	12,300,000	12,330,695
Monroe Township Middlesex County Gen. Oblig.:
BAN 2% 8/5/16	6,500,000	6,545,545
Bonds Series 2015, 3% 8/1/16	1,130,000	1,142,145
Montclair Township Gen. Oblig. BAN:
2% 11/4/16	20,109,000	20,309,574
2% 11/4/16	2,855,000	2,883,477
Morris Plains BAN 2% 7/1/16	7,400,000	7,436,310
New Jersey Econ. Dev. Auth. Rev. Bonds:
Series 2004, 5.5% 6/15/16 (Escrowed to Maturity)	1,700,000	1,725,501
Series 2012 II, 5% 3/1/16 (Escrowed to Maturity)	4,305,000	4,305,000
New Jersey Edl. Facilities Auth. Rev. Series 1997 A:
0.01% 3/18/16, CP	8,650,000	8,650,000
0.01% 4/4/16, CP	5,900,000	5,900,000
New Jersey Envir. Infrastructure Trust Bonds Series 2015 BR2, 3% 9/1/16 (b)	750,000	759,645
North Brunswick Township Gen. Oblig. BAN Series 2015 A, 2% 7/29/16	23,600,000	23,757,991
North Wildwood Gen. Oblig. BAN 2% 8/25/16	8,400,000	8,449,154
Parsippany Troy Hills Township Gen. Oblig. BAN Series 2015, 2% 9/23/16	23,100,000	23,317,722
Passaic County Gen. Oblig.:
BAN Series 2015 A, 2% 12/13/16	23,100,000	23,372,090
Bonds Series 2012, 3% 8/15/16	1,000,000	1,012,103
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.1%, tender 6/28/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)(e)	54,695,000	54,695,000
Ridgewood Gen. Oblig. BAN 2% 6/17/16	7,930,350	7,968,330
Sea Isle City BAN Series 2016, 2% 7/21/16	4,100,000	4,124,380
South Brunswick Township BAN 2% 1/27/17	14,482,000	14,652,850
Sparta Township Gen. Oblig. BAN Series 2015 A, 1.5% 10/28/16	4,963,700	4,992,934
Springfield Township Gen. Oblig. BAN:
2% 7/22/16	7,087,600	7,129,199
2% 8/5/16	7,800,000	7,847,571
Township of Bridgewater BAN 2% 8/17/16	17,000,000	17,119,485
Township of Lawrence BAN 2% 7/22/16	8,400,000	8,451,273
Union County Gen. Oblig. BAN 2% 6/24/16	42,900,000	43,124,209
Vernon Township Gen. Oblig. BAN 1.5% 3/25/16	7,200,000	7,205,312
Verona Township Gen. Oblig. BAN 2% 7/22/16	8,671,400	8,725,043
Washington Township Gloucester County Gen. Oblig. BAN Series 2015 A, 1.5% 4/27/16	6,520,200	6,531,828
		539,931,920
New York And New Jersey - 8.4%
Port Auth. of New York & New Jersey:
Bonds:
Series 172, 3% 10/1/16 (b)	1,200,000	1,218,037
3% 5/1/16 (b)	2,900,000	2,913,121
5% 9/1/16 (b)	3,295,000	3,371,713
Series A:
0.02% 3/23/16, CP (b)	1,400,000	1,400,000
0.02% 3/23/16, CP (b)	2,565,000	2,565,000
0.03% 3/17/16, CP (b)	15,000,000	15,000,000
0.03% 3/17/16, CP (b)	5,000,000	5,000,000
0.03% 4/5/16, CP (b)	1,500,000	1,500,000
0.07% 3/3/16, CP (b)	14,000,000	14,000,000
0.07% 4/5/16, CP (b)	10,005,000	10,005,000
0.07% 5/19/16, CP (b)	2,905,000	2,905,000
0.08% 4/13/16, CP (b)	24,365,000	24,365,000
0.08% 5/23/16, CP (b)	17,250,000	17,250,000
0.08% 6/8/16, CP (b)	12,000,000	12,000,000
0.12% 5/3/16, CP (b)	22,985,000	22,985,000
0.12% 5/11/16, CP (b)	10,005,000	10,005,000
Series B:
0.04% 3/2/16, CP	17,865,000	17,865,000
0.04% 3/8/16, CP	8,300,000	8,300,000
0.04% 3/16/16, CP	10,850,000	10,850,000
0.04% 3/16/16, CP	5,000,000	5,000,000
0.04% 3/22/16, CP	5,000,000	5,000,000
		193,497,871
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.5% tender 3/21/16, CP mode (b)	2,000,000	2,000,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.45% tender 3/21/16, CP mode	500,000	500,000
		2,500,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.45% tender 3/10/16, CP mode (b)	1,200,000	1,200,000
TOTAL OTHER MUNICIPAL DEBT
(Cost $758,009,791)		758,009,791
	Shares	Value

Investment Company - 10.5%
Fidelity Municipal Cash Central Fund, 0.02% (f)(g)
(Cost $241,927,000)	241,927,000	241,927,000
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $2,288,996,768)		2,288,996,768
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,307,323
NET ASSETS - 100%		$2,290,304,091

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,610,000 or 0.3% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $103,495,000 or 4.5% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 1, 0.09% 3/30/16, VRDN	6/18/91	$8,800,000
Port Auth. of New York & New Jersey Series 1991 3, 0.09% 3/30/16, VRDN	12/3/03	$9,800,000
Port Auth. of New York & New Jersey Series 1992 1, 0.06% 3/30/16, VRDN	2/14/92	$6,800,000
Port Auth. of New York & New Jersey Series 1995 3, 0.09% 3/30/16, VRDN	9/15/95	$9,400,000
Port Auth. of New York & New Jersey Series 1995 4, 0.09% 3/30/16, VRDN	8/9/02	$10,500,000
Port Auth. of New York & New Jersey Series 1997 1, 0.06% 3/30/16, VRDN	1/27/16	$1,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.06% 3/30/16, VRDN	10/26/12 - 11/8/13	$2,000,000
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.1%, tender 3/3/16 (Liquidity Facility Royal Bank of Canada New York Branch)	7/2/15 - 2/24/16	$54,695,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$14,530
Total	$14,530

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At February 29, 2016 the cost for Federal Income Tax Purposes was $2,288,996,768.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Jersey AMT Tax-Free Money Market Fund

February 29, 2016

SNJ-QTLY-0416
1.814103.111

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 64.4%
	Principal Amount	Value
Arizona - 0.5%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.2% 3/7/16, VRDN (a)	$1,500,000	$1,500,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.07% 3/7/16, VRDN (a)	200,000	200,000
Georgia - 0.4%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.23% 3/7/16, VRDN (a)	1,100,000	1,100,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.25% 3/7/16, VRDN (a)	200,000	200,000
		1,300,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.43% 3/7/16, VRDN (a)	500,000	500,000
Series 2010 B1, 0.39% 3/7/16, VRDN (a)	1,150,000	1,150,000
		1,650,000
New Jersey - 34.1%
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 0.01% 3/1/16, VRDN (a)	2,650,000	2,650,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.01% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	3,740,000	3,740,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.01% 3/7/16, LOC Citibank NA, VRDN (a)	5,400,000	5,400,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.01% 3/7/16, LOC Bank of America NA, VRDN (a)	21,475,000	21,475,002
Series 2008 C, 0.01% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	18,335,000	18,335,000
(Meridian Health Sys. Proj.) Series 2003 A, 0.01% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	4,835,000	4,835,000
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2004, 0.01% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	955,000	955,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.01% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	6,630,000	6,630,000
(Virtua Health Proj.):
Series 2004, 0.02% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	2,820,000	2,820,000
Series 2009 B, 0.01% 3/1/16, LOC JPMorgan Chase Bank, VRDN (a)	4,900,000	4,900,000
Series 2009 D, 0.01% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	2,400,000	2,400,000
Series 2013 B, 0.01% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	6,200,000	6,200,000
Series 2014 B, 0.01% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	8,000,000	8,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B, 0.01% 3/7/16, LOC Bank of America NA, VRDN (a)	9,235,000	9,235,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.13% 3/7/16, VRDN (a)	1,800,000	1,800,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev. (ExxonMobil Proj.) Series 1989, 0.01% 3/1/16, VRDN (a)	2,475,000	2,475,000
		101,850,002
Pennsylvania, New Jersey - 17.2%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.01% 3/7/16, LOC Bank of America NA, VRDN (a)	1,955,000	1,955,000
Series 2008 B, 0.01% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	20,240,000	20,240,000
Series 2010 A, 0.01% 3/7/16, LOC Royal Bank of Canada, VRDN (a)	6,610,000	6,610,000
Series 2010 B, 0.01% 3/7/16, LOC Barclays Bank PLC, VRDN (a)	18,875,000	18,875,000
Series 2010 C, 0.01% 3/7/16, LOC Bank of New York, New York, VRDN (a)	3,640,000	3,640,000
		51,320,000
New York And New Jersey - 11.0%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series 15 ZM0092, 0.02% 3/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	9,000,000	9,000,000
Series MS 3249, 0.02% 3/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	500,000	500,000
Series MS 3264, 0.02% 3/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	7,650,000	7,650,000
Series ROC II R 14077, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(b)	1,500,000	1,500,000
Series 1992 2, 0.06% 3/30/16, VRDN (a)(c)	6,400,000	6,400,000
Series 1997 1, 0.06% 3/30/16, VRDN (a)(c)	4,400,000	4,400,000
Series 1997 2, 0.06% 3/30/16, VRDN (a)(c)	3,600,000	3,600,000
		33,050,000
Texas - 0.6%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2010 C, 0.17% 3/1/16, VRDN (a)	1,800,000	1,800,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $192,670,002)		192,670,002

Other Municipal Debt - 28.6%
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.07%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada) (a)	1,290,000	1,290,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992, 0.4% tender 4/8/16, CP mode	1,000,000	1,000,000
(New England Pwr. Co.Proj.) Series 1993 B, 0.48% tender 3/21/16, CP mode	100,000	100,000
		1,100,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.48% tender 3/10/16, CP mode	200,000	200,000
New Jersey - 22.7%
Avalon Borough Gen. Oblig. BAN 2% 2/22/17	2,225,000	2,255,705
Bergen County Gen. Oblig. BAN 2% 12/15/16	3,200,000	3,237,195
Borough of Woodland Park BAN 1.5% 6/3/16	1,000,000	1,002,606
Burlington County Gen. Oblig. Bonds Series 2015 A, 2% 5/1/16	1,488,000	1,492,252
Chester Township Gen. Oblig. BAN 2% 2/17/17	500,000	506,562
Clark Township Gen. Oblig. BAN 1.25% 3/18/16	1,400,000	1,400,635
Denville Township BAN 2% 10/12/16	1,071,700	1,081,993
East Hanover Township BAN:
2% 8/19/16	1,100,000	1,107,514
2% 8/19/16	300,000	301,759
Edgewater Gen. Oblig. BAN Series 2015, 2% 7/22/16	2,000,000	2,012,686
Essex County Gen. Oblig. BAN Series 2015, 2% 9/16/16	3,300,000	3,329,258
Hoboken Gen. Oblig. BAN Series 2015 A:
1.5% 3/16/16	5,100,000	5,102,817
1.5% 3/16/16	400,000	400,206
Hudson County Gen. Oblig. BAN Series 2015, 2% 12/16/16	3,200,000	3,234,749
Jefferson Township Gen. Oblig. BAN 2% 6/24/16	1,000,000	1,004,911
Mercer County Gen. Oblig. BAN 2% 9/1/16	3,000,000	3,023,352
Middlesex County Gen. Oblig. BAN 1.25% 6/3/16	1,900,000	1,904,741
Monroe Township Middlesex County Gen. Oblig. BAN 2% 8/5/16	1,000,000	1,007,007
Montclair Township Gen. Oblig. BAN 2% 11/4/16	3,300,000	3,332,915
Morris Plains BAN 2% 7/1/16	1,100,000	1,105,397
New Jersey Econ. Dev. Auth. Rev. Bonds Series 2012 II, 5% 3/1/16 (Escrowed to Maturity)	1,200,000	1,200,000
New Jersey Edl. Facilities Auth. Rev.:
Bonds Series 2010 B, 5% 7/1/16	1,050,000	1,066,643
Series 1997 A:
0.01% 3/18/16, CP	1,100,000	1,100,000
0.01% 4/4/16, CP	800,000	800,000
New Jersey Envir. Infrastructure Trust Bonds Series 2013, 5% 9/1/16	970,000	992,965
North Wildwood Gen. Oblig. BAN 2% 8/25/16	1,210,000	1,217,080
Parsippany Troy Hills Township Gen. Oblig. BAN Series 2015, 2% 9/23/16	3,300,000	3,331,103
Passaic County Gen. Oblig. BAN Series 2015 A, 2% 12/13/16	3,200,000	3,237,692
Ridgewood Gen. Oblig. BAN 2% 6/17/16	1,200,000	1,205,747
Sea Isle City BAN Series 2016, 2% 7/21/16	580,000	583,449
South Brunswick Township BAN 2% 1/27/17	1,900,000	1,922,415
Sparta Township Gen. Oblig. BAN Series 2015 A, 1.5% 10/28/16	700,000	704,123
Springfield Township Gen. Oblig. BAN:
2% 7/22/16	1,000,000	1,005,869
2% 8/5/16	1,107,000	1,113,751
Township of Bridgewater BAN 2% 8/17/16	2,484,701	2,502,165
Township of Lawrence BAN 2% 7/22/16	1,225,000	1,232,477
Union County Gen. Oblig. BAN 2% 6/24/16	3,400,000	3,417,665
Vernon Township Gen. Oblig. BAN 1.5% 3/25/16	1,085,871	1,086,672
Verona Township Gen. Oblig. BAN 2% 7/22/16	1,300,000	1,308,042
Washington Township Gloucester County Gen. Oblig. BAN Series 2015 A, 1.5% 4/27/16	1,000,000	1,001,783
		67,873,901
New York And New Jersey - 5.0%
Port Auth. of New York & New Jersey:
Bonds 4% 6/1/16	1,750,000	1,766,701
Series B:
0.04% 3/2/16, CP	2,500,000	2,500,000
0.04% 3/8/16, CP	1,190,000	1,190,000
0.04% 3/16/16, CP	2,500,000	2,500,000
0.04% 3/22/16, CP	7,000,000	7,000,000
		14,956,701
TOTAL OTHER MUNICIPAL DEBT
(Cost $85,420,602)		85,420,602
	Shares	Value

Investment Company - 5.4%
Fidelity Tax-Free Cash Central Fund, 0.01% (d)(e)	16,030,000	16,030,000
(Cost $16,030,000)
TOTAL INVESTMENT PORTFOLIO - 98.4%
(Cost $294,120,604)		294,120,604
NET OTHER ASSETS (LIABILITIES) - 1.6%		4,846,332
NET ASSETS - 100%		$298,966,936

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,400,000 or 4.8% of net assets.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Port Auth. of New York & New Jersey Series 1992 2, 0.06% 3/30/16, VRDN	2/14/92	$6,400,000
Port Auth. of New York & New Jersey Series 1997 1, 0.06% 3/30/16, VRDN	8/9/02	$4,400,000
Port Auth. of New York & New Jersey Series 1997 2, 0.06% 3/30/16, VRDN	9/15/97	$3,600,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$459
Total	$459

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At February 29, 2016 the cost for Federal Income Tax Purposes was $294,120,604.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Connecticut Municipal Money Market Fund

February 29, 2016

CTM-QTLY-0416
1.814096.111

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 46.7%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.45% 3/7/16, VRDN (a)(b)	$1,100,000	$1,100,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.06% 3/7/16, VRDN (a)	5,750,000	5,750,000
		6,850,000
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.2% 3/7/16, VRDN (a)	900,000	900,000
Arkansas - 0.3%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.07% 3/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	4,600,000	4,600,000
Connecticut - 44.5%
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.01% 3/7/16, LOC Citibank NA, VRDN (a)	11,045,000	11,045,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.34% 3/7/16, LOC RBS Citizens NA, VRDN (a)(b)	5,000,000	5,000,000
Series 2004 B, 0.29% 3/7/16, LOC RBS Citizens NA, VRDN (a)	4,550,000	4,550,000
Connecticut Gen. Oblig.:
Participating VRDN:
Series 15 XF0222, 0.02% 3/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,000,000	2,000,000
Series Putters 3996, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000,000	10,000,000
Series Putters 4382, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,630,000	6,630,000
Series Putters 5003, 0.01% 3/1/16 (Liquidity Facility JPMorgan Securities LLC) (a)(c)	9,600,000	9,600,000
Series 2013 A, 0.13% 3/7/16, VRDN (a)	5,000,000	5,000,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Eastern Connecticut Health Network Proj.) Series 2010 E, 0.01% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	16,600,000	16,600,000
(Gaylord Hosp. Proj.) Series B, 0.09% 3/7/16, LOC Bank of America NA, VRDN (a)	16,280,000	16,280,000
(Greenwich Hosp. Proj.) Series C, 0.01% 3/7/16, LOC Bank of America NA, VRDN (a)	22,040,000	22,040,000
(Griffin Hosp. Proj.) Series C, 0.02% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	20,275,000	20,275,000
(Hamden Hall Country Day School Proj.) Series A, 0.08% 3/7/16, LOC RBS Citizens NA, VRDN (a)	16,160,000	16,160,000
(Hosp. for Spl. Care Proj.) Series E, 0.01% 3/7/16, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	5,850,000	5,850,000
(Masonicare Corp. Proj.) Series C, 0.03% 3/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	68,310,000	68,310,000
(Sacred Heart Univ. Proj.) Series F, 0.03% 3/7/16, LOC Bank of America NA, VRDN (a)	17,635,000	17,635,000
(Trinity College Proj.) Series L, 0.01% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	9,330,000	9,330,000
(Wesleyan Univ. Proj.) Series H, 0.01% 3/7/16, VRDN (a)	14,605,000	14,605,000
(Yale Univ. Proj.):
Series V1, 0.01% 3/1/16, VRDN (a)	11,300,000	11,300,000
Series V2, 0.01% 3/1/16, VRDN (a)	22,040,000	22,040,000
Participating VRDN:
Series 15 XF0091, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	940,000	940,000
Series BA 15 XF0247, 0.05% 3/7/16 (Liquidity Facility Bank of America NA) (a)(c)	4,500,000	4,500,000
Series Putters 2861, 0.01% 3/1/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,400,000	6,400,000
Series Putters 2862, 0.01% 3/1/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,800,000	1,800,000
Series RBC 2016 XM0133, 0.02% 3/7/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)	2,225,000	2,225,000
Series RBC 2016 ZM0134, 0.02% 3/7/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)	4,000,000	4,000,000
Series ROC II R 11854, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	12,910,000	12,910,000
Series 2007 B, 0.02% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	11,595,000	11,595,000
Series 2007 D, 0.09% 3/7/16, LOC Bank of America NA, VRDN (a)	9,950,000	9,950,000
Series 2011 B, 0.04% 3/7/16, LOC Bank of America NA, VRDN (a)	71,085,000	71,085,000
Series 2013 H, 0.01% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	6,000,000	6,000,000
Series 2013 O, 0.01% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	50,000,000	50,000,000
Series 2014 C, 0.01% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	67,995,000	67,995,000
Series 2014 D, 0.01% 3/7/16, LOC Bank of America NA, VRDN (a)	24,645,000	24,645,000
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.):
Series 2008, 0.01% 3/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	9,690,000	9,690,000
Series 2010, 0.01% 3/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,700,000	3,700,000
(Hsg. Mtg. Fin. Prog.) Series 2013 B5, 0.03% 3/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	1,350,000	1,350,000
Series 2008 E, 0.02% 3/7/16 (Liquidity Facility Bank of America NA), VRDN (a)(b)	74,700,000	74,700,001
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 0.01% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	22,970,000	22,970,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series ROC II R 14073, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	8,500,000	8,499,983
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 2010, 0.02% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	33,295,000	33,295,000
		722,499,984
Georgia - 0.6%
Bartow County Dev. Auth. Rev. (VMC Specialty Alloys LLC Proj.) Series 2014, 0.11% 3/7/16, LOC Comerica Bank, VRDN (a)(b)	1,570,000	1,570,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Second Series 1995, 0.18% 3/1/16, VRDN (a)	600,000	600,000
Series 2013, 0.23% 3/7/16, VRDN (a)	5,500,000	5,500,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.25% 3/7/16, VRDN (a)	1,700,000	1,700,000
		9,370,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.43% 3/7/16, VRDN (a)	1,000,000	1,000,000
Series 2010 B1, 0.39% 3/7/16, VRDN (a)	2,300,000	2,300,000
		3,300,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.45% 3/7/16, VRDN (a)(b)	1,100,000	1,100,000
Texas - 0.6%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.03% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,600,000	1,600,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.17% 3/1/16, VRDN (a)	3,100,000	3,100,000
Series 2009 A, 0.17% 3/1/16, VRDN (a)	1,400,000	1,400,000
Series 2009 C, 0.17% 3/1/16, VRDN (a)	1,600,000	1,600,000
Series 2010 B, 0.17% 3/1/16, VRDN (a)	800,000	800,000
Series 2010 C, 0.17% 3/1/16, VRDN (a)	1,320,000	1,320,000
		9,820,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $758,439,984)		758,439,984

Other Municipal Debt - 39.1%
Connecticut - 38.0%
Bethel Gen. Oblig. BAN 1.5% 5/18/16	9,405,000	9,429,426
Brookfield Gen. Oblig. BAN Series 2015 A, 1.75% 11/17/16	15,530,000	15,664,294
Clinton Gen. Oblig. BAN 2% 2/8/17	14,000,000	14,198,973
Connecticut Gen. Oblig. Bonds:
Series 2006 A, 5% 12/15/16	6,005,000	6,221,572
Series 2006 E, 5% 12/15/16	6,000,000	6,212,349
Series 2007 B, 5% 5/1/16	3,035,000	3,058,909
Series 2007 C, 5% 6/1/16	1,830,000	1,851,955
Series 2008 A, 5% 4/15/16	1,685,000	1,695,377
Series 2011 C, 0.66% 5/15/16 (a)	17,500,000	17,521,549
Series 2012 A, 0.54% 4/15/16 (a)	4,300,000	4,302,245
Series 2012 D, 0.44% 9/15/16 (a)	2,000,000	2,003,562
Series 2013 A:
0.13% 7/1/16 (a)	43,355,000	43,355,000
0.24% 3/1/16 (a)	9,500,000	9,500,000
4% 10/15/16	2,850,000	2,913,915
Series 2013, 0.6% 8/15/16 (a)	8,000,000	8,017,327
Series 2014 B, 0.32% 3/1/17 (a)	3,000,000	3,001,496
Series 2014 C:
4% 6/15/16	30,400,000	30,729,150
5% 12/15/16	2,990,000	3,099,158
Series 2015 A:
2% 3/15/16	17,700,000	17,712,021
3% 3/15/17	5,075,000	5,207,509
Series 2015 B, 2% 6/15/16	17,500,000	17,585,794
Series 2015 D, 0.09% 6/15/16 (a)	18,100,000	18,100,000
Series 2015 E, 5% 8/1/16	12,500,000	12,748,100
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
(Yale Univ. Proj.):
Series S1:
0.02% tender 3/2/16, CP mode	17,900,000	17,900,000
0.02% tender 3/3/16, CP mode	3,200,000	3,200,000
0.02% tender 3/4/16, CP mode	15,000,000	15,000,000
0.02% tender 3/7/16, CP mode	17,775,000	17,775,000
Series S2:
0.01% tender 3/2/16, CP mode	18,300,000	18,300,000
0.01% tender 3/4/16, CP mode	13,640,000	13,640,000
Series MS 06 1884, 0.13%, tender 5/5/16 (Liquidity Facility Wells Fargo & Co.) (a)(c)(d)	11,620,000	11,603,364
0.6%, tender 2/1/17 (a)	6,400,000	6,401,126
1.35%, tender 7/21/16 (a)	5,300,000	5,322,488
Connecticut Hsg. Fin. Auth. Bonds:
Series 2015 C2, 0.35% 5/15/16 (b)	1,815,000	1,815,000
0.45% 11/15/16 (b)(e)	2,075,000	2,075,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2004 B, 5.25% 7/1/16	1,100,000	1,118,201
Series 2005 A, 5% 7/1/16	8,380,000	8,511,459
Series 2009 1, 4.25% 2/1/17	1,100,000	1,137,129
Series 2010 A, 5% 11/1/16	5,295,000	5,452,457
Series 2011 A, 5% 12/1/16	1,800,000	1,860,610
Series 2015 A, 3% 8/1/16	21,290,000	21,535,033
Danbury Gen. Oblig.:
BAN Series 2015, 2% 7/21/16	18,000,000	18,116,994
Bonds Series 2010 B, 5% 7/1/16	1,050,000	1,066,130
East Hampton Gen. Oblig. BAN Series 2015, 2% 12/15/16	5,000,000	5,054,138
Easton Gen. Oblig. BAN 2% 12/14/16	1,510,000	1,527,887
Enfield Gen. Oblig. BAN Series 2015 B, 2% 8/10/16	10,000,000	10,072,698
Fairfield Gen. Oblig. BAN 2% 7/14/16	15,000,000	15,093,719
Guilford Gen. Oblig.:
BAN 1% 8/10/16	16,600,000	16,652,921
Bonds Series 2015, 4% 8/1/16	1,710,000	1,736,156
Hartford County Metropolitan District Gen. Oblig. Bonds 4% 5/1/16	2,105,000	2,118,143
Ledyard Gen. Oblig. BAN 2% 5/25/16	7,855,000	7,884,515
Milford Gen. Oblig. BAN 1% 5/9/16	13,360,000	13,381,729
Naugatuck Gen. Oblig. BAN Series 2015, 1.25% 3/24/16	8,000,000	8,005,449
Newtown Gen. Oblig. BAN 1.25% 3/15/16	10,000,000	10,003,912
Oxford Gen. Oblig. BAN 1.25% 7/21/16	6,238,000	6,260,388
Redding Gen. Oblig. BAN 1% 3/16/16	10,574,000	10,577,114
Rocky Hill Gen. Oblig. BAN 2% 11/17/16	16,400,000	16,587,951
Southington Gen. Oblig. BAN 2% 1/25/17	6,000,000	6,075,782
Stamford Gen. Oblig. Bonds Series 2015 B, 5% 8/1/16	3,250,000	3,313,396
Trumbull Gen. Oblig. Bonds 2% 9/1/16	1,070,000	1,079,053
Univ. of Connecticut Gen. Oblig. Bonds Series 2015 A, 4% 2/15/17	1,000,000	1,034,220
Vernon Gen. Oblig. BAN Series 2015, 1.5% 8/4/16	6,350,000	6,380,451
Watertown Gen. Oblig. BAN 1.25% 3/24/16	6,700,000	6,704,369
Windham Gen. Oblig. BAN:
1.25% 3/8/16	4,675,000	4,675,803
2% 12/7/16 (e)	9,150,000	9,249,369
Windsor Locks Gen. Oblig. BAN 1.5% 3/24/16	9,710,000	9,716,945
Wolcott Gen. Oblig. BAN 2% 10/20/16	16,595,000	16,760,076
		615,905,856
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.07%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada) (a)	6,450,000	6,450,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 3/15/16, CP mode	700,000	700,000
Massachusetts - 0.4%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.45% tender 3/11/16 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	6,800,000	6,800,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A1, 0.5% tender 3/22/16, CP mode (b)	1,400,000	1,400,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.5% tender 3/21/16, CP mode (b)	1,400,000	1,400,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.45% tender 3/21/16, CP mode	300,000	300,000
		1,700,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.45% tender 3/10/16, CP mode (b)	900,000	900,000
TOTAL OTHER MUNICIPAL DEBT
(Cost $633,855,856)		633,855,856
	Shares	Value

Investment Company - 11.2%
Fidelity Municipal Cash Central Fund, 0.02%(f)(g)
(Cost $181,239,000)	181,239,000	181,239,000
TOTAL INVESTMENT PORTFOLIO - 97.0%
(Cost $1,573,534,840)		1,573,534,840
NET OTHER ASSETS (LIABILITIES) - 3.0%		49,263,190
NET ASSETS - 100%		$1,622,798,030

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period,the value of restricted securities (excluding 144A issues) amounted to $11,603,364 or 0.7% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Date	Cost
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series MS 06 1884, 0.13%, tender 5/5/16 (Liquidity Facility Wells Fargo & Co.)	2/19/15 - 11/2/15	$11,603,364

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$9,383
Total	$9,383

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At February 29, 2016 the cost for Federal Income Tax Purposes was $1,573,534,840.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 28, 2016